UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 24f-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2
1Name and address of issue AllianceBernstein
Institutional Funds, Inc. 1345 Avenue of the
Americas
New York, New York 10105
2The name of each series of class of securities for which
this Form is filed (If the Form is being filed for all
series 	and classes of the issuer, check the box but do
not list series or classes)Fund name:
3.Investment Company Act File Number811-08403
Securities Act File Number333-37177
4(a).Last Day of Fiscal Year for which this Form is filed:
October 31, 2012
4(b).Check box if this Form is being filed late (i.e.,
more than 90 calendar days after the end of the
issuer's fiscal year).
4(c).Check box if this is the last time the issuer will be
filing this Form.
5Calculation of registration fee:
(i)Aggregate sale price of securities sold during
the fiscal year pursuant to section 24 (f) $65,011,028
(ii)Aggregate sale price of securities redeemed or
repurchased during the fiscal year: $214,180,931
(iii)Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not previously
used to reduce registration fees payable
to the Commission:$346,796,541
(iv)Total available redemption credits
[add Items 5(ii) and 5(iii)]:-$560,977,472
(v)Net Sales: $-
(vi)Redemption credits available for use in future
years: $(495,966,444)
(vii)Multiplier for determining registration
fee:x 0.0001364
(viii)	Registration Fee Due:=	$0.00
6.Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -
7.Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year:
+ $-
8.Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: $-
9.Date the registration fee and any interest payment was sent to the Commission's lockbox depository:N/AMethod of Delivery:
xWire Transfer
Mail or other means
SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacitiesand on the date indicated.
By (Signature and Title)*:Phyllis J. Clarke, Controller
Date:
*Please print or type the name and title of the signing officer below the signature.